Risks and Financial Instruments - Value of gains (losses) recognized (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	R$ (694,877,000)	R$ (37,800,000)	R$ 56,163,000
Profit or loss [member] | Exchange rate derivates receivable in U.S. dollars and commodities [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	497,210,000	230,000,000
Profit or loss [member] | Exchange Rate Swap Receivable In U S Dollars [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments			181,544,000
Profit or loss [member] | Exchange rate swap payable in us dollars [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	(330,999,000)	(1,667,000)	(3,903)
Profit or loss [member] | Interest rate swaps brl [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	58,131,000	(4,035,000)	12,474,000
Profit or loss [member] | Nonderivative Financial Instruments [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	(919,219,000)	(262,098,000)	(133,951,000)
Equity [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	(737,391,000)	(349,039,000)	(289,448,000)
Equity [member] | Exchange rate derivates receivable in U.S. dollars and commodities [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments
Equity [member] | Exchange Rate Swap Receivable In U S Dollars [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments
Equity [member] | Exchange rate swap payable in us dollars [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	80,000	(80,000)	176,000
Equity [member] | Interest rate swaps brl [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments
Equity [member] | Nonderivative Financial Instruments [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	R$ (737,471,000)	R$ (348,959,000)	R$ (284,624,000)